Aleph Midstream	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Aleph Midstream
Note 28. Aleph Midstream
As of December 31, 2018, Aleph was a subsidiary 100% controlled by VISTA. On June 27, 2019, Vista signed an investment agreement with an affiliate of Riverstone (a related party), an affiliate of Southern Cross Group (“the partners”) to invest in Aleph, a midstream company in Argentina.
As part of the investment agreement the Company agreed to
spin-off
a group of assets that would be transferred to Aleph in exchange of equity through a split-merger agreement, defined below:
On July 17 and 18, 2019, the Boards of Directors of Vista Argentina and Aleph, respectively, resolved to initiate the procedures leading to the execution of a split-merger in accordance with the following guidelines: (i) the spin-off
of a portion of some assets currently (“Split Assets”) owned by Vista Argentina to Aleph for the development of an infrastructure project for the processing and transportation of hydrocarbons, including crude oil and gas, in the Neuquén Basin in the Argentine Republic that includes, (1) the oil treatment plant located in the “Entre Lomas” area, the gas treatment plant located in the “Entre Lomas” area, the oil treatment plant located in the “25 de Mayo-Medanito SE” area, the facilities for the treatment of the production water associated with the crude treatment plants in the “Entre Lomas” and “25 de Mayo-Medanito SE” areas; (2) the pipelines that connect the aforementioned plants with the trunk transportation system for crude oil operated by Oldelval S.A. and for gas operated by Transportadora del Gas del Sur S.A.; and certain liabilities associated to social liabilities; (ii) Aleph’s absorption of the Split Assets in exchange for equity; and (iii) the assumption and continuation by Aleph of Company’s activities and obligations in relation to the Split Assets.
From the date of the
spin-off
Aleph will be in a position to assume the exploitation of the Assets spined-off
by Vista Argentina.
On February 26, 2020, the Company’s Board of Directors approved certain changes in the Company’s participation in Aleph’s capital structure. The Company enters into an agreement with the Partners to reacquire the participation in the subscribed and outstanding capital of said Partners in Aleph, at a total purchase price of 37,500 (equivalent to the entire equity effectively contributed to Aleph by the Partners). The Company made the payment on March 31, 2020, and as of such date, Aleph became a 100% subsidiary of the Company.